Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Jan. 23, 2023
Document Information Line Items
Entity Registrant Name	Aptorum Group Ltd
Trading Symbol	APM
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001734005
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38764
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	17 Hanover Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1S 1BN
Entity Address, Country	GB
Title of 12(b) Security	Class A Ordinary shares, par value $0.00001
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, NY
Business Contact
Document Information Line Items
Contact Personnel Name	Darren Lui
Entity Address, Address Line One	17 Hanover Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1S 1BN
Entity Address, Country	GB
City Area Code	+44
Local Phone Number	20 8092 9299
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		1,326,953
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		2,243,776